Stock Options (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of exercise price
Quantity	Exercise Price $	Life (Years)
550,000	0.47	5
60,000(1)	0.43	5
610,000	0.47
(1) Options granted vest 20,000 on grant and 20,000 annually thereafter until fully vested.

Quantity	Exercise Price $	Life (Years)
390,000(1)	1.27	5
240,000(1)	1.06	5
30,000(1)	1.16	5
350,000	0.99	5
440,000(1)	0.99	5
48,000(1)	0.96	5
100,000	0.81	5
450,000(1)	0.81	5
2,048,000	1.00
(1) Options granted vest over a period of three years

Schedule of stock options
	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value $
Balance August 31, 2018	4,800,000	0.71
Cancelled/expired	(1,415,000)	0.66
Exercised	(430,000)	0.15
Granted	2,048,000	1.00
Balance August 31, 2019	5,003,000	0.89
Cancelled/expired	(550,000)	0.09
Exercised	(110,000)	0.10
Granted	1,610,000	0.54
Balance February 29, 2020 (Outstanding)	5,953,000	0.88	3.69	94,510
Balance February 29, 2020 (Exercisable)	4,397,341	0.94	3.46	90,910

	Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value $
Balance August 31, 2017	3,320,875	0.15
Exercised	(545,875)	0.17
Granted	2,025,000	1.49
Balance August 31, 2018	4,800,000	0.71
Expired/Cancelled	(1,415,000)	0.66
Exercised	(430,000)	0.15
Granted	2,048,000	1.00
Balance August 31, 2019 (Outstanding)	5,003,000	0.89	3.34	791,800
Balance August 31, 2019 (Exercisable)	3,961,000	0.90	3.03	752,300

Schedule of fair value of options granted
February 29 2020
Expected volatility	95%-96%
Risk-free interest rate	1.45%—1.68%
Expected life	5 years
Dividend yield	0.00%
Estimated fair value per option	$0.30 - $0.39

	August 31 2019	August 31 2018
Expected volatility	100% – 144%	127% – 131%
Risk-free interest rate	1.42% – 2.89%	2.13% – 2.74%
Expected life	5 years	5 years
Dividend yield	0.00%	0.00%
Estimated fair value per option	$0.60 - $1.07	$0.70 – $1.73